Commitments and Contingencies - Summary of Significant Capital Expenditure Contracted (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Property, plant and equipment	$ 15,130,146	$ 52,968,336